INCOME TAXES - Summary of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes [Line Items]
Loss before income tax	$ (6,349)	$ (401,908)	$ (1,091,931)
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	438,047	11,021	(720,470)
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	(499,077)	(474,862)	(400,725)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	72,211	86,910	28,204
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	(7,295)	(29,171)	3,152
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	$ (10,235)	$ 4,194	$ (2,092)